Condensed Consolidated Balance Sheets - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,581	$ 2,401
Marketable securities		872
Prepaid expenses and other current assets	1,407	1,801
Total current assets	2,988	5,074
Property and equipment, net	442	751
Operating lease right-of-use assets	357	801
Investment in SAFE	1,500	1,500
Other assets	224	362
Total assets	5,511	8,488
Current liabilities:
Accounts payable	753	649
Accrued expenses and other current liabilities	900	1,124
Operating lease liabilities, current	361	567
Total current liabilities	2,014	2,340
Payroll protection program loans		1,038
Redeemable convertible preferred stock warrant liability	5,113
Operating lease liabilities, non-current		238
Total liabilities	7,127	3,616
Commitments and contingencies (Note 11)
Stockholders’ deficit:
Common stock, $0.001 par value, 45,100,000 and 27,169,197 shares authorized as of December 31, 2022 and 2021 and 15,424,359 and 5,669,483 shares issued and outstanding as of December 31, 2022 and 2021, respectively	15	6
Additional paid-in capital	34,061	2,688
Accumulated deficit	(71,044)	(56,637)
Total stockholders’ deficit	(36,968)	(53,943)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	5,511	8,488
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	6,653	19,918
Series B Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	21,440	38,897
Series C Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Redeemable convertible preferred stock	$ 7,259